Related party transactions - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Revenue	£ 14,428.7	£ 12,801.1	£ 12,002.8
United States
Disclosure of transactions between related parties [line items]
Revenue	5,230.9	4,220.8	4,216.1
United States | Compas
Disclosure of transactions between related parties [line items]
Revenue	88.3	117.2
United Kingdom
Disclosure of transactions between related parties [line items]
Revenue	2,003.8	1,866.9	£ 1,637.0
United Kingdom | Kantar
Disclosure of transactions between related parties [line items]
Revenue	£ 42.7	£ 11.3